ESTIMATION OF FAIR VALUE - Measurements at fair value on a non-recurring basis, assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Assets of disposal group held for sale	$ 18,199,621
Non-current assets held for sale	56,992
Total assets	348,936,677	$ 327,859,383
Non-recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	416,065	1,795,616
Assets of disposal group held for sale	18,199,621
Non-current assets held for sale	56,992	105,214
Total assets	18,672,678	1,900,830
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	416,065	1,795,616
Assets of disposal group held for sale	18,199,621
Non-current assets held for sale	56,992	105,214
Total assets	$ 18,672,678	$ 1,900,830